Earnings Per Share - Calculation of basic earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share
Profit for the year attributable to shareholders of the Parent	€ 59,315	€ 208,279	€ 188,726
Weighted average number of ordinary shares outstanding	679,756,294	679,805,142	681,556,937
Basic earnings per share (Euros per share)	€ 0.09	€ 0.31	€ 0.28